Note 17 - Offsetting Liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Gross amounts of financial liabilities [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	€ 9,032	€ 9,275
Securities loaned	7	22
Financial liabilities at fair value through profit or loss	508,361	497,741
Of which: Negative market values from derivative financial instruments	287,488	289,380
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	751	1,479
Gross amounts of financial liabilities [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	629,183	604,396
Central bank funds purchased and securities sold under repurchase agreements	162	4
Securities loaned	6	2
Financial liabilities at fair value through profit or loss	21,646	20,913
Of which: Negative market values from derivative financial instruments	11,333	10,975
Remaining liabilities not subject to netting	140,521	152,786
Gross amounts of financial liabilities [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	530,007	518,653
Other liabilities	126,140	102,405
Total liabilities	1,435,058	1,387,544
Gross amounts set off on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	(8,621)	(8,532)
Securities loaned	0
Financial liabilities at fair value through profit or loss	(141,869)	(117,796)
Of which: Negative market values from derivative financial instruments	(16,403)	(13,246)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(30)	(13)
Gross amounts set off on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	0	0
Of which: Negative market values from derivative financial instruments	0	0
Remaining liabilities not subject to netting	0	0
Gross amounts set off on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(141,869)	(117,796)
Other liabilities	(12,492)	(4,609)
Total liabilities	(162,982)	(130,937)
Net amounts of financial liabilities presented on the balance sheet [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	411	743
Securities loaned	7	22
Financial liabilities at fair value through profit or loss	366,492	379,945
Of which: Negative market values from derivative financial instruments	271,085	276,134
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	721	1,466
Net amounts of financial liabilities presented on the balance sheet [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	629,183	604,396
Central bank funds purchased and securities sold under repurchase agreements	162	4
Securities loaned	6	2
Financial liabilities at fair value through profit or loss	21,646	20,913
Of which: Negative market values from derivative financial instruments	11,333	10,975
Remaining liabilities not subject to netting	140,521	152,786
Net amounts of financial liabilities presented on the balance sheet [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	388,138	400,857
Other liabilities	113,648	97,795
Total liabilities	1,272,076	1,256,606
Impact of Master Netting Agreements [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0
Financial liabilities at fair value through profit or loss	(230,419)	(240,381)
Of which: Negative market values from derivative financial instruments	(227,825)	(237,915)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(563)	(1,378)
Impact of Master Netting Agreements [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	0	0
Of which: Negative market values from derivative financial instruments	0	0
Remaining liabilities not subject to netting	0	0
Impact of Master Netting Agreements [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(230,419)	(240,381)
Other liabilities	(44,055)	(38,677)
Total liabilities	(274,473)	(279,058)
Cash collateral [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0
Financial liabilities at fair value through profit or loss	(26,319)	(27,607)
Of which: Negative market values from derivative financial instruments	(26,319)	(27,607)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(76)	(49)
Cash collateral [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	(880)	(1,261)
Of which: Negative market values from derivative financial instruments	(736)	(1,261)
Remaining liabilities not subject to netting	0	0
Cash collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(27,199)	(28,868)
Other liabilities	(76)	(49)
Total liabilities	(27,275)	(28,918)
Financial instrument collateral [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	(410)	(743)
Securities loaned	(7)	(22)
Financial liabilities at fair value through profit or loss	(44,516)	(50,690)
Of which: Negative market values from derivative financial instruments	(2,319)	(4,063)
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	(2)	(2)
Financial instrument collateral [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	0	0
Central bank funds purchased and securities sold under repurchase agreements	(51)
Securities loaned	(6)	(2)
Financial liabilities at fair value through profit or loss	(4,245)	(4,658)
Of which: Negative market values from derivative financial instruments	(209)	(157)
Remaining liabilities not subject to netting	0	0
Financial instrument collateral [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	(48,761)	(55,347)
Other liabilities	(2)	(2)
Total liabilities	(49,238)	(56,117)
Net amount [Member] | enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Central bank funds purchased and securities sold under repurchase agreements	0	0
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	65,238	61,267
Of which: Negative market values from derivative financial instruments	14,622	6,549
Of which: Negative market values from derivatives qualifying for hedge accounting (enforceable)	80	37
Net amount [Member] | non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Deposits	629,183	604,396
Central bank funds purchased and securities sold under repurchase agreements	111	4
Securities loaned	0	0
Financial liabilities at fair value through profit or loss	16,521	14,994
Of which: Negative market values from derivative financial instruments	10,388	9,556
Remaining liabilities not subject to netting	140,521	152,786
Net amount [Member] | enforceable and non-enforceable [Member]
Offsetting Financial Liabilities [Line Items]
Financial liabilities at fair value through profit or loss	81,759	76,261
Other liabilities	69,516	59,067
Total liabilities	€ 921,090	€ 892,514